INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Term of charters, minimum (in years)	3
Term of charters, maximum (in years)	15
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	30
Assets accounted for as sales type leases and leased to nonrelated parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 96,400,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	2,084,010,000	2,181,586,000
Less : amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(596,273,000)	(629,397,000)
Net minimum lease payments receivable	1,487,737,000	1,552,189,000
Estimated residual values of leased property (un guaranteed)	352,328,000	352,328,000
Less : unearned income	(470,000,000)	(503,921,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,370,065,000	1,400,596,000
Less: deferred deemed equity contribution	(159,195,000)	(164,471,000)
Less: unamortized gains	(15,603,000)	(16,065,000)
Total investment in direct financing and sales-type leases	1,195,267,000	1,220,060,000
Current portion	59,531,000	60,160,000
Long-term portion	$ 1,135,736,000	$ 1,159,900,000